N-6	Oct. 05, 2026
Prospectus:
Document Type	N-6
Entity Registrant Name	CORPORATE SPONSORED VUL SEPARATE ACCOUNT I
Entity Central Index Key	0001018042
Entity Investment Company Type	N-6
Document Period End Date	Oct. 05, 2026
Amendment Flag	false
CorpExec VUL Plus
Item 2. Key Information [Line Items]
Item 18. Portfolio Companies (N-6) [Text Block]	For CEVUL PlusThe Current Expenses fee of “1.00%*” for the PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) – Institutional Class listed in the “APPENDIX: ELIGIBLE PORTFOLIOS AVAILABLE UNDER THE POLICY” section of the Prospectuses is deleted and replaced with “0.95%*”.The Current Expenses fee of “0.94%*” for the PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) – Institutional Class listed in the “APPENDIX: ELIGIBLE PORTFOLIOS AVAILABLE UNDER THE POLICY” section of the Prospectuses is deleted and replaced with “0.84%*”.
CorpExec VUL Plus | PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) - Institutional Class
Item 2. Key Information [Line Items]
Current Expenses [Percent]	0.95%
CorpExec VUL Plus | PIMCO VIT International Bond Portfolio (US Dollar Hedged) - Institutional Class
Item 2. Key Information [Line Items]
Current Expenses [Percent]	0.84%